Interest Expenses, Net - Schedule of Interest Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Interest Expenses [Abstract]
Interest expense	$ 150,160	$ 490,780	$ 499,746
Interest income	(10,719)	(88,109)	(26,658)
Total interest expense, net	$ 139,441	$ 402,671	$ 473,088